Description of Business and Significant Accounting Policies - Property And Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years